OTHER NON - OPERATING (INCOME) EXPENSES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER NON-OPERATING (INCOME)/EXPENSES
Net forex exchange (gain) / loss	₽ (3,404)	₽ 560	₽ 10,347
Loss/(gain) arising on derivatives	3,616	345	(13,443)
Net gain/(loss) arising on financial assets measured at FVTPL	2,287	(139)	(1,893)
Net gain/(loss) arising on financial liabilities measured at FVTPL	204		(53)
Impairment of investments and loans given			1,392
Other	338	(241)	553
Total	₽ 3,041	₽ 525	₽ (3,097)